Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (207,118)	$ (217,809)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(70,634)	(79,207)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(30,014)	(30,150)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(106,470)	(108,452)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(189,792)	(188,524)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(3,770)	(11,257)
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(14,079)	(16,794)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ 523	$ (1,234)